Legal Proceedings and Contingent Liabilities (Details)	1 Months Ended
	Jun. 30, 2019 patent	Dec. 31, 2018 patent	Aug. 31, 2017 lawsuit
Nexium and Losec | Canada
Commitments and contingent liabilities
Number of class action lawsuits			3
Number of class action lawsuits representing individuals in Canada			2
Patent Infringement Lawsuits U.S. District Court New Jersey | Faslodex
Commitments and contingent liabilities
Number of Orange Book listed patents | patent	4	4